Expense by Nature (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Expense by nature [abstract]
Cost of raw material	¥ 57,101,961	¥ 56,601,977	¥ 42,075,096
Cost of trading products	21,566,364	26,392,366	23,531,983
Employee benefit expenses	3,147,372	2,888,572	2,752,996
Depreciation and amortization	1,736,790	1,807,613	1,834,129
Repairs and maintenance expenses	1,089,829	1,265,919	1,136,379
Change of goods in process and finished goods	446,779	(277,403)	(58,784)
Transportation costs	297,416	326,553	306,654
External processing fee	215,288	185,164	193,757
Sales commissions	125,641	139,954	116,616
Depreciation charge of right-of-use assets	101,998	0	0
Inventory write-down	70,178	86,003	60,461
Auditors' remuneration - audit services	7,800	7,800	7,800
Leasing expenses	2,961	96,520	79,438
Impairment loss	486	82,652	118,245
Other expenses	1,107,017	771,401	778,777
Total cost of sales, selling and administrative expenses	¥ 87,017,880	¥ 90,375,091	¥ 72,933,547